FINANCIAL RISK MANAGEMENT ACTIVITIES - Reconciliation of Deferred Compensation Asset (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Opening balance	$ 12	$ 25	$ 28
Unwinding of the deferred compensation asset	1	1	2
Changes in estimates - fair value adjustments	14	(13)	(3)
Sale of Gramalote	22
Translation	(1)	(1)	(2)
Closing balance	$ 48	$ 12	$ 25